                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425)889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington   February 14, 2008
   -------------------------------    --------------------   -----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $4,261,700
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of December 31, 2007. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of December 31, 2007.

(2) In calculating the value, Cascade used the price per share for the applicable security as of December 31, 2007.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE
                           As of December 31, 2007 (1)

                                                               AMOUNT AND TYPE                              VOTING AUTHORITY
                                                                 OF SECURITY
------------------------------------------------------------------------------------------------------------------------------
                                                     VALUE (2)  SHARES/PRN SH/    INVESTMENT    OTHER     SOLE   SHARED   NONE
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    AMOUNT    PRN    DISCRETION   MANAGERS
------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC
  DEL                           CL A       084670108    573,480      4,050 SH     OTHER           1                 4,050
CANADIAN NATL RY CO             COM        136375102  1,589,028 33,859,544 SH     OTHER           1            33,859,544
COCA-COLA FEMSA S.A.B
  DE C.V.                  SPON ADR REP L  191241108      3,807     77,259 SH     OTHER           1                77,259
FISHER COMMUNICATIONS
INC                             COM        337756209     17,298    455,700 SH     OTHER           1               455,700
FOMENTO ECONOMICO
 MEXICANO SAB DE CV        SPON ADR UNITS  344419106    412,617 10,810,000 SH     OTHER           1            10,810,000
GRUPO TELEVISA SA DE CV    SP ADR REP ORD  40049J206    467,803 19,680,400 SH     OTHER           1            19,680,400
OTTER TAIL CORP                 COM        689648103     88,455  2,556,499 SH     OTHER           1             2,556,499
PACIFIC ETHANOL INC             COM        69423U107          8      1,000 SH     OTHER           1                 1,000
PLANETOUT INC                   COM        727058109      3,240    521,739 SH     OTHER           1               521,739
PNM RES INC                     COM        69349H107    150,569  7,019,550 SH     OTHER           1             7,019,550
REPUBLIC SVCS INC               COM        760759100    852,483 27,192,451 SH     OTHER           1            27,192,451
SIX FLAGS INC                   COM        83001P109     20,728 10,210,600 SH     OTHER           1            10,210,600
SIX FLAGS INC                  PIERS       83001P505      7,175    500,000 SH     OTHER           1               500,000
WESTERN ASSET CLAYMORE
  US TR                    COM SH BEN INT  95766Q106     26,629  2,270,200 SH     OTHER           1             2,270,200
WESTERN ASSET/CLYMRE US
  TR INF                        COM        95766R104     48,378  4,113,800 SH     OTHER           1             4,113,800